SHARE-BASED COMPENSATION - Summary of Stock Option Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Number of Shares
Beginning balance, number of shares	336,000	508,000	1,904,000
Granted, number shares		11,000	29,000
Exercised, number of shares	(115,424)	(182,923)	(1,418,219)
Cancelled, number of shares	(6,000)		(7,000)
Ending balance, number of shares	215,000	336,000	508,000
Exercisable, number of shares	212,000
Weighted Average Exercise Price
Beginning balance, weighted-average exercise price (in dollars per share)	$ 11.06	$ 10.24	$ 9.85
Granted, weighted-average exercise price (in dollars per share)		15.70	12.76
Exercised, weighted-average exercise price (in dollars per share)	(11.09)	(9.03)	(8.89)
Cancelled, weighted-average exercise price (in dollars per share)	(15.70)		(227.21)
Ending balance, weighted-average exercise price (in dollars per share)	10.94	$ 11.06	$ 10.24
Exercise, weighted-average exercise price (in dollars per share)	$ 10.86
Stock Option Transactions
Weighted average remaining life (in years)	2 years 314 days
Exercisable, weighted average remaining life (in years)	2 years 299 days
Balance, aggregate intrinsic value	$ 428
Exercisable, aggregate intrinsic value	$ 428